Financial assets at FVTPL - Details of financial assets at FVTPL (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	₩ 25,202,672		₩ 21,544,756
Total	25,202,672	$ 17,051,876	21,544,756
Gold banking asset
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	73,951		39,241
Korean treasury and government agencies
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	5,053,592		4,310,612
Financial institutions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	1,193,809		778,832
Corporates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	348,929		433,488
Securities loaned
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	12,361		625,398
Others
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	192,597		158,908
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	421,313		421,989
Capital contributions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	2,857,698		2,459,646
Beneficiary certificates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	4,563,102		5,509,915
Others
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	236,595		181,691
Debt Securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	14,879,996		14,880,479
Loans
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	104,177		782,716
Total	104,177		782,716
Derivative assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	10,094,532		5,798,329
Total	10,094,532		5,798,329
Other financial assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss	50,016		43,991
Total	₩ 50,016		₩ 43,991